                                ING EQUITY TRUST
                         ING SmallCap Opportunities Fund

                        Supplement dated December 2, 2003
   to the ING Equity Trust, ING Investment Funds, Inc. and ING Mayflower Trust
                    Statement of Additional Information (SAI)
                            Dated September 30, 2003

Effective December 1, 2003 the annual investment management fee and annual sub-advisory fee schedules for the ING SmallCap Opportunities Fund were amended to include the addition of breakpoints. To reflect these changes, the SAI is amended as follows:

      The SmallCap Opportunities section of the table on page 34 is deleted and replaced with the following:

               SERIES                             ANNUAL INVESTMENT MANAGEMENT FEE
               ------                             --------------------------------
      SmallCap Opportunities Fund       1.00% of first $100 million of the Fund's average daily net assets; and
                                        0.90% of the Fund's average daily net assets in excess of $150 million; and
                                        0.80% of the Fund's average daily net assets in excess of $250 million; and
                                        0.75% of the Fund's average daily net assets in excess of $500 million.

      The SmallCap Opportunities section of the table on page 37 is deleted and replaced with the following:

               FUND                               ANNUAL SUB-ADVISORY FEE
               ----                               -----------------------
      SmallCap Opportunities Fund       0.45% of first $100 million of the Fund's average daily net assets; and
                                        0.4050% of the Fund's average daily net assets in excess of $150 million; and
                                        0.36% of the Fund's average daily net assets in excess of $250 million; and
                                        0.3375% of the Fund's average daily net assets in excess of $500 million.

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